Investments	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments [Abstract]
Disclosure of investment entities [text block]
14 Investments

Equity-accounted investments

	2018				2017
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount – beginning of the year	116	2,332	1,063	3,511	168	2,675	1,197	4,040
Changes in accounting policies (IFRS 9 and 15)		(34)	(3)	(37)
Carrying amount restated – beginning of the year	116	2,298	1,060	3,474	168	2,675	1,197	4,040
Additions and subscriptions		28	92	120		63	444	507
Divestments and reimbursements	(33)	(3)	(115)	(151)			(462)	(462)
Share of profit of equity-accounted investments	8	16	385	409	9	49	66	124
Share of loss of equity-accounted investments	(5)	(415)	(10)	(430)	(7)	(340)	(6)	(353)
Deduction for dividends	(6)	(19)	(25)	(50)	(32)	(41)	(13)	(86)
Changes in the scope of consolidation		3,448		3,448	2			2
Currency translation differences	2	25	54	81	(13)	(127)	(128)	(268)
Other changes	13	119	11	143	(11)	53	(35)	7
Carrying amount – end of the year	95	5,497	1,452	7,044	116	2,332	1,063	3,511

Acquisitions and share capital increases mainly related to: (i) the capital contribution to Coral FLNG SA (€
48
million) which is engaged in the development of a floating production and storage unit of LNG in natural gas-rich Area
4
, offshore Mozambique; (ii) the acquisition for €
42
million of a
33.72
% interest in Commonwealth Fusion System Llc (CFS), a company created as a spin-out of the Massachusetts Institute of Technology for the development of the technology of power generation from fusion.

Divestments and reimbursements related to the capital reimbursement of Angola LNG Ltd for €
95
 million.

The share of Eni’s profit of equity-accounted entities related for €353 million to the equity result of Angola LNG Ltd, driven by a reversal of about €260 million of prior-year impairment losses of the LNG project. The economics of the project improved due to the favorable outcome of an arbitration proceeding which established the settlement of a contract to utilize the re-gasification terminal of Pascagoula owned by Gulf Energy Ltd, where the fees associated with the contract were previously discounted in the future cash flow of the upstream project and of the related downstream activity of gas marketing. The outcome of the arbitration led to the recognition of an equivalent expense through loss.

The accounting under the equity method of Saipem SpA resulted in a loss of  €146 million due to the recognition by the investee of restructuring costs and impairment losses of assets. As of December 31, 2018, the book value of the investment in Saipem amounting to €1,228 million, which was aligned to the corresponding share of the net assets of the investee, exceeded by approximately 22% the fair value represented by the market capitalization of Saipem share. Considering this impairment indicator and ongoing uncertainties surrounding a recovery in the investing cycle of oil companies and competitive pressure in the E&C sector, management performed an impairment review of the investment to assess its recoverability based on an internal financial model of future cash flows of Saipem estimated based on financial projections made by the sell-side analysts who cover the Saipem share, publicly available data on Saipem and the observed historical correlation which link the Saipem turnover to crude oil prices and spending in capital projects made by oil companies. This review supported the book value of the investment. At date of approval of the financial statements, the book value of the investment exceeded by approximately 23% the fair value represented by the market capitalization.

Share of losses of equity-accounted investments included a loss of  €219 million accounted at the joint ventures with the Venezuelan state-owned company PDVSA PetroJunín SA (Eni’s interest 40%) and Cardón IV SA (Eni’s interest 50%), which are operating the onshore heavy-oil Junín field and the Perla gas field respectively. The loss was driven by the de-booking of the project’s undeveloped proved reserves (down by 106 million boe) due to a deteriorated operating environment, as required by the U.S. SEC rules.

Deduction for dividends related for €24 million to United Gas Derivatives Co.

Other increases included for €3,498 million the initial recognition of Eni’s participating interest in the joint venture Vår Energi AS (69.60%), which was established following the business combination between the former Eni subsidiary Eni Norge AS and Point Resources AS. The joint venture will be equity-accounted. The book value of the joint venture equals Eni’s share of the fair values of the combined net assets.

Net carrying amount of equity-accounted investments in related to the following:

	December 31, 2018		December 31, 2017
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	31	100.00	63	100.00
Other investments (*)	64		53
	95		116
Joint ventures
Vår Energi AS	3,498	69.60
Saipem SpA	1,228	30.99	1,413	31.00
Unión Fenosa Gas SA	335	50.00	350	50.00
Gas Distribution Company of Thessaloniki – Thessaly SA	137	49.00	137	49.00
Cardón IV SA	98	50.00
Lotte Versalis Elastomers Co Ltd	75	50.00	114	50.00
PetroJunín SA	47	40.00	210	40.00
AET – Raffineriebeteiligungsgesellschaft mbH	32	33.33	32	33.33
Other investments (*)	47		76
	5,497		2,332
Associates
Angola LNG Ltd	1,106	13.60	802	13.60
Coral FLNG SA	102	25.00	54	25.00
Novamont SpA	67	25.00	71	25.00
United Gas Derivatives Co	62	33.33	82	33.33
Commonwealth Fusion Systems Llc	42	33.72
Other investments (*)	73		54
	1,452		1,063
	7,044		3,511

(*)	Each individual amount included herein was lower than €25 million.

Results of equity-accounted investments by segment are disclosed in note
35
 — Segment information and information by geographical area.

The carrying amounts of equity-accounted investments included differences between the purchase price of acquired interests and their underlying book value of net assets amounting to €
58
million, related to Novamont SpA for €
43
million and Unión Fenosa Gas SA for €
15
million. These surpluses were driven by the long-term profitability outlook of the acquired companies at the time of the acquisition.

As of
December 31, 2018
, the market value of the investments listed in regulated stock markets was as follows:

Saipem SpA
Number of shares held	308,767,968
% of the investment	30.99
Share price (€)	3.265
Market value (€ million)	1,008
Book value (€ million)	1,228

Additional information is included in note
37
 — Other information about investments.

Other investments
(€ million)	2018	2017
Carrying amount – beginning of the year	219	276
Changes in accounting policies (IFRS 9)	681
Carrying amount restated – beginning of the year	900	276
Additions and subscriptions	5	3
Change in the fair value	15
Divestments and reimbursements	(22)	(19)
Currency translation differences	31	(23)
Other changes	(10)	(18)
Carrying amount – end of the year	919	219

In applying IFRS 9, minor investments were recognized at fair value resulting in an asset write-up of
€
681
million as of January 1, 2018. Those investments in equity instruments were previously accounted for under IAS 39 which permitted entities to measure unquoted investments in equity instruments at cost if their fair value could not be determined reliably. This increase related to: (i) Nigeria LNG Ltd for
€
511
million
  (€
99
million at December 31, 2017). The investment book value as of December 31, 2018 was
€651

million net of the dividends paid in the year; (ii) Saudi European Petrochemical Co ‘IBN ZAHR’ for
€
130
million (
€
13

million at December 31, 2017). The investment book value as of December 31, 2018 was
€
144
 million net of the dividends paid in the year.

The fair value of the main non-controlling interests in unquoted undertakings, classified within level
3
of the fair value hierarchy, was estimated based on a methodology that combines expected additional earnings and sum-of-the-parts measurements (so-called residual income approach) and takes into account, inter alia, the following inputs: (i) expected results, as a gauge of the future profitability of the investees, derived from the business plans, but adjusted, where appropriate, to include the assumptions that market participants would incorporate; (ii) the cost of capital, adjusted to include the risk premium of the specific country in which each investee operates. Changes of
1
% of the cost of capital considered in the valuation do not produce significant changes at the fair value evaluation.

Dividends paid by those investments are disclosed in note 31 — Income (expense) from investments.